Income Taxes (Components Of Tax Expense (Benefit) On Income From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current	$ 15,967	$ 10,539	$ 15,879
Deferred	4,080	14,779	5,150
Total federal income taxes	20,047	25,318	21,029
Current	2,827	1,988	3,646
Deferred	(882)	3,429	1,079
Total state income taxes	1,945	5,417	4,725
Current	(1,006)	(260)	528
Deferred		443	(308)
Total foreign income taxes	(1,006)	183	220
Total taxes on income	$ 20,986	$ 30,918	$ 25,974